Shipping and Handling Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs included in selling, general and administrative expenses	¥ 155,276	¥ 160,773	¥ 151,197